Investments at Fair Value - Unrealized Gains (Losses) And Realized Gains (Losses) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized	$ (1,971)	$ (19)
Net gains recognized on equity securities sold	0	0
Unrealized gains (losses) recognized on equity securities still held	$ (1,971)	$ (19)